Goodwill and Other Intangible Assets (Components of Intangible Assets Subject to Amortization) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 803,765	¥ 773,139
Accumulated amortization	524,865	473,134
Computer software, intangible asset
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	428,693	399,331
Accumulated amortization	327,568	300,905
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	161,424	158,513
Accumulated amortization	70,900	59,465
Patents and developed technology
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	140,136	133,923
Accumulated amortization	84,020	70,795
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	46,122	45,726
Accumulated amortization	24,446	21,350
License Fees
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	12,139	16,881
Accumulated amortization	6,972	10,098
Other
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	15,251	18,765
Accumulated amortization	¥ 10,959	¥ 10,521